DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 30, 2025 $ / shares shares	Aug. 21, 2024 shares	Oct. 18, 2023 shares	Oct. 06, 2023 USD ($) shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Feb. 21, 2025 shares	Jan. 31, 2025 $ / shares	Aug. 20, 2024 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ratio of share per right	0.1							0.1
Issuance of units | $						$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder shares outstanding						2,300,000		2,300,000
Minimum aggregate fair market value as a percentage of the net assets held in the trust account							80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination							50.00%	50.00%
Price per share | $ / shares	$ 10.1
Threshold percentage of shares redeemed without prior written consent of entity							15.00%	15.00%
Threshold business days for redemption of Public Shares							10 days	10 days
Percentage of outstanding shares will be redeemed							100.00%	100.00%
Maximum funds withdrawn annually for working capital purposes | $							$ 1,200,000	$ 1,000,000
Maximum dissolution expenses | $							$ 100,000	$ 100,000
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares	$ 10
Ratio of share per right	0.1
Founder shares outstanding									10,295,800
Additional price per unit | $ / shares	$ 0.1
Price per share | $ / shares	$ 10.1
Founder shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued		143,750						2,300,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Dividend issued as shares		0.066						0.066
Founder shares outstanding		2,300,000									2,156,250
Sponsor | Founder shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued				2,156,250
Issuance of units | $				$ 25,000
Shares transferred to management, board of directors and senior advisors			465,000
Shares subject to forfeiture			300,000
Founder shares outstanding			1,691,250				2,000,000
Public offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	8,000,000				8,000,000		8,000,000
Price per unit | $ / shares	$ 10				$ 10		$ 10
Number of shares per unit	1
Number of right per unit	1
Ratio of share per right	0.1
Public offering | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	8,000,000
Price per unit | $ / shares	$ 10
Number of shares per unit	1
Number of right per unit	1
Ratio of share per right	0.1
Private placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered					248,300		248,300
Price per unit | $ / shares	$ 15
Exercise price of warrants | $ / shares	$ 15				$ 15		$ 15
Ratio of share per right								0.1
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years
Private placement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares	$ 15
Exercise price of warrants | $ / shares	$ 15
Ratio of share per right	0.1
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years
Private placement | Related party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares	$ 10
Number of shares per unit	1
Number of right per unit	1
Private placement | Related party | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	248,300
Price per unit | $ / shares	$ 10
Number of shares per unit	1
Number of right per unit	1
Private placement | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	223,300
Exercise price of warrants | $ / shares	$ 0.1
Price per warrant | $ / shares	$ 0.1
Number of shares per warrant	1
Private placement | Sponsor | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	223,300
Number of warrants	1,000,000
Exercise price of warrants | $ / shares	$ 0.1
Price per warrant | $ / shares	$ 0.1									$ 0.1
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	40,000						40,000
Exercise price of warrants | $ / shares	$ 15
Over-allotment option | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	9,200,000
Exercise price of warrants | $ / shares	$ 15